Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
C000129981
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Covered Bridge Fund
Average Annual Return, Percent	(0.64%)	7.24%	5.19%	6.82%
C000129983
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Covered Bridge Fund
Without Sales Load [Member] | C000129981
Average Annual Return [Line Items]
Average Annual Return, Percent	4.82%	13.12%	6.34%	7.40%
Without Sales Load [Member] | C000129983
Average Annual Return [Line Items]
Average Annual Return, Percent	4.90%	13.41%	6.60%	7.67%
CBOE S&P 500 BUYWRITE INDEX - BXM
Average Annual Return [Line Items]
Line Graph and Table Measure Name	CBOE S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> BuyWrite Index
Average Annual Return, Percent	5.55%	11.35%	7.92%	7.29%
CBOE S&P 500 BUYWRITE INDEX - BXM
Average Annual Return [Line Items]
Line Graph and Table Measure Name	CBOE S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> BuyWrite Index
Average Annual Return, Percent	5.55%	11.35%	7.92%	7.29%